FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the Earnout liability (Details)	Dec. 31, 2024 $ / shares	Jun. 30, 2024	Feb. 09, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Earnout liability	9.6		10.26
Revenue volatility
FAIR VALUE MEASUREMENTS
Earnout liability	0.15	0.15	0.15
Discount factor for revenue
FAIR VALUE MEASUREMENTS
Earnout liability	0.1016	9.69	0.995